INVESTMENTS - Disposals of Equity Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INVESTMENTS
Disposals of equity securities		$ 0.0
Fair value at the time of sale of equity investment	$ 0.5
Cumulative net loss before tax on disposal of equity investment	2.9
Cumulative net loss on disposal of equity investment	$ 2.2